Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

De Lage Landen Financial Services, Inc.

1111 Old Eagle School Road

Wayne, PA 19087

Ladies and Gentlemen:

PricewaterhouseCoopers LLP (“we”, “us” or “PwC”) has performed the procedures enumerated below, which were agreed to by De Lage Landen Financial Services, Inc. (as the engaging party) and Barclays Capital Inc., J.P. Morgan Securities LLC, Rabo Securities USA, Inc., and SG Americas Securities, LLC, who are collectively referred to herein as the “Specified Parties”, solely to assist you in determining the accuracy of certain attributes of a sample of collateral assets which may be included in the issuance of asset-backed notes by DLLAA 2026-1 LLC (the “Transaction”). De Lage Landen Financial Services, Inc. (the “Company” or “Responsible Party”) is the servicer of the Transaction and is responsible for the accuracy of the attributes of the collateral assets which may be included in the Transaction.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties agreed on a sample size of 150 receivables. The Company represents that SG Americas Securities, LLC randomly selected a sample of 150 receivables (the “Sample Receivables”) from a preliminary pool of 18,657 receivables for the contemplated Transaction as of May 31, 2026.

PricewaterhouseCoopers LLP 655 New York Ave NW, Washington, DC 20001
T: (646) 471 3000

www.pwc.com/us

During the engagement, the Company represents that only 148 of the Sample Receivables will be included in the final pool of receivables for the Transaction. We make no representations as to the adequacy of the reduced sample size, nor do we draw any conclusions about the final pool of receivables, and any differences between the preliminary pool and the final pool of receivables for the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•

the completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	the existence of the assets or collateral securing such assets;

•

the rights of any party including, the Specified Parties, the Responsible Party, or the Transaction have to the assets or collateral securing such assets or any obligations on those assets or collateral securing such assets;

•	the value of collateral securing such assets; and

•	the compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the offering memorandum or other Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the offering memorandum or other Transaction documents.

Report of Independent Accountants on Applying Agreed-Upon Procedures

DLLAA 2026-1

July 27, 2026

It should be understood that we make no representations as to:

•	the interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;

•	your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;

•	the reasonableness of any of the assumptions provided by the Company; and

•

the adequacy of the sample size, as provided by the Company and accepted by the Specified Parties, nor do we draw any conclusions about the entire pool of receivables based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

We performed the following agreed-upon procedures below. Our findings as a result of performing the procedures are reported in Exhibit I.

Data, Information, and Documents Provided

The Company provided the following data, information and documents:

A.	For each Sample Receivable, screenshots from InfoLease, the Company’s receivable system, received by us on June 18, 2026 (each a “Receivable File” and collectively the “Receivable Files”);

B.

An Excel data file containing certain data fields for the Sample Receivables which the Company represents is extracted from the Company’s InfoLease system as of May 31, 2026 (the “Sample Receivables Extract File”); and

C.

For Sample Receivables #2, #50, and #77, screenshots that the Company represents are from InfoLease and contain the Original Principal Balance (Equipment Cost) for of all assets initially related to the respective Sample Receivables (collectively, the “Additional Screenshots”)

The data, information and documents listed above are collectively referred to as the “Data, Information, and Documents”.

Report of Independent Accountants on Applying Agreed-Upon Procedures

DLLAA 2026-1

July 27, 2026

Procedures Performed

A.	For each Sample Receivable, we compared the items listed below as set forth in the Sample Receivables Extract File to the respective information contained in the Receivable Files:

1.	Billing/Customer State

2.	Original Term

3.	Collateral Type

4.	New/Used

5.	Payment Frequency

6.	CBR (Contract Balance Remaining)

7.	APR

8.	Original Principal Balance (Equipment Cost)

9.	Residual Value

In relation to procedure A8, for Sample Receivables #2, #50, and #77, the Company instructed us to compare the Sample Receivables Extract File to the information contained in the Additional Screenshots.

***

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the accuracy of certain attributes of certain collateral assets which may be included in the Transaction. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties’ “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

Report of Independent Accountants on Applying Agreed-Upon Procedures

DLLAA 2026-1

July 27, 2026

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

July 27, 2026

Report of Independent Accountants on Applying Agreed-Upon Procedures

DLLAA 2026-1

July 27, 2026

Exhibit I

No exceptions were identified.

Report of Independent Accountants on Applying Agreed-Upon Procedures

DLLAA 2026-1

July 27, 2026